Intangible Assets - Schedule of Variation of Intangible Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of changes in intangible assets other than goodwill [Abstract]
Balance at beginning of period	$ 1,184.7	$ 1,286.7	$ 1,373.8
Increase in multi-client surveys	281.0	337.4	357.4
Development costs capitalized	34.1	34.0	41.5
Other acquisitions	4.7	9.0	10.6
Depreciation on multi-client surveys	(297.7)	(417.2)	(369.5)
Other depreciation	(65.1)	(64.4)	(113.2)
Disposals		(0.1)	(6.0)
Change in exchange rates	10.5	(2.6)	(14.2)
Other		1.9	6.3
Balance at end of period	$ 1,152.2	$ 1,184.7	$ 1,286.7